Related Party Transactions (Tables)	3 Months Ended
Jan. 31, 2026
Related Party Transactions [Abstract]
Schedule of Compensation to Key Management Personnel for Services	The compensation to key management personnel for services they provide to the Company is as follows:
	Three months ended	Three months ended
	January 31,	January 31,
	2026	2025
Officers:
Consulting fees	$171,128	$84,000
Share based compensation	-	73,929
	$171,128	$157,929
Directors:
Directors’ fees	$182,030	$58,206
Share based compensation	-	117,595
	$182,030	$175,801

Schedule of Balances with Related Parties	Balances with related parties
	January 31,	October 31,
	2026	2025
Amounts owed to officers	$112,766	$29,761
Amounts owed to directors	114,918	30,471
	$227,684	$60,232